Note 4 - Loans Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2013	2012
Residential real estate loans:
1-4 family conventional	$75,958	96,512
1-4 family FHA	464	479
1-4 family VA	45	46
	76,467	97,037
Commercial real estate:
Lodging	33,603	31,020
Retail/office	42,490	66,159
Nursing home/health care	6,558	22,205
Land developments	28,643	36,691
Golf courses	6,574	7,193
Restaurant/bar/café	3,609	3,057
Alternative fuel plants	9,783	13,911
Warehouse	9,180	7,570
Construction:
1-4 family builder	7,299	6,659
Multi-family	0	3,811
Commercial real estate	552	1,960
Manufacturing	11,344	11,196
Churches/community service	7,199	3,731
Multi-family	8,113	11,756
Other	19,503	17,988
	194,450	244,907
Consumer:
Autos	971	623
Home equity line	36,178	36,521
Home equity	11,629	11,390
Consumer – secured	1,070	1,184
Land/lot loans	1,827	2,246
Savings	177	220
Mobile home	360	449
Consumer – unsecured	1,211	1,342
	53,423	53,975

Commercial business	71,709	79,854
Total loans	396,049	475,773
Less:
Unamortized discounts	33	33
Net deferred loan fees	0	87
Allowance for loan losses	11,401	21,608
Total loans receivable, net	$384,615	454,045
Commitments to originate or purchase loans	$39,507	5,392
Commitments to deliver loans to secondary market	$2,025	7,046
Weighted average contractual rate of loans in portfolio	4.71%	5.01%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $26.3 million and $5.4 million as of December 31, 2013 and 2012, respectively. The interest rates on these loan commitments ranged from 3.38% to 5.79% at December 31, 2013 and from 2.50% to 5.50% at December 31, 2012.

The aggregate amounts of loans to executive officers and directors of the Company was $3.1 million, $3.1 million and $4.0 million at December 31, 2013, 2012 and 2011. During 2013, repayments on loans to executive officers and directors were $106,000, new loans to executive officers and directors totaled $281,000, there were no sales of executive officer and director loans and loans closed or paid off were $146,000. During 2012, repayments on loans to executive officers and directors were $54,000, new loans to executive officers and directors totaled $198,000, sales of executive officer and director loans were $198,000, and net loans removed from the executive officer listing due to change in status of the officer or loan were $943,000. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and did not involve more than the normal risk of collectability or present other unfavorable features.

At December 31, 2013, 2012, and 2011, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $411.8 million, $428.2 million, and $417.4 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Iowa. At December 31, 2013 and 2012, the Company had in its portfolio single-family and multi-family residential loans located in the following states:

	2013		2012
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total

Iowa	$3,793	5.0%	$4,503	4.6%
Minnesota	69,219	90.5	88,364	91.1
Wisconsin	1,770	2.3	2,319	2.4
Other states	1,685	2.2	1,851	1.9
Total	$76,467	100.0%	$97,037	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2013 and 2012, the Company had in its portfolio commercial real estate loans located in the following states:

	2013		2012
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Florida	$2,312	1.2%	$4,458	1.8%
Idaho	3,936	2.0	4,348	1.8
Indiana	5,023	2.6	6,461	2.7
Iowa	1,267	0.6	2,732	1.1
Kansas	0	0.0	1,014	0.4
Minnesota	163,040	83.9	209,935	85.7
North Carolina	5,576	2.9	7,161	2.9
North Dakota	1,282	0.7	0	0.0
Wisconsin	10,589	5.4	8,091	3.3
Other states	1,425	0.7	707	0.3
Total	$194,450	100.0%	$244,907	100.0%

Amounts under one million dollars in both years are included in “Other states”.